INCOME TAXES (Schedule of Taxes on Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Current taxes	$ 7,891	$ 2,498	$ 3,816
Taxes in respect of previous years	1,476	6	(129)
Deferred tax benefit	(2,758)	(3,114)	(2,042)
Taxes on income (benefit)	$ 6,609	$ (610)	$ 1,645